Schedule of Lease Cost (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Leases
Amortization charge of right-of-use assets	$ 204,533	$ 1,597,585	$ 1,601,824	$ 1,658,667
Interest of lease liabilities	4,548	35,521	93,435	42,192
Cash paid for operating leases	212,412	1,659,126	1,663,674	1,665,000
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 361,595	$ 2,824,383	$ 3,194,319